Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Detail) - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025
Disclosure of credit risk exposure [line items]
Amortized cost	$ 275,656	$ 241,789
Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	273,465	239,375
Non-investment grade	813	790
Impaired	123	134
Carrying amount of securities measured at FVOCI subject to impairment	274,401	240,299
Items not subject to impairment	1,526	1,496
Carrying amount of securities measured at FVOCI	275,927	241,795
Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	98,550	99,673
Non-investment grade	1,303	1,267
Amount before allowance for credit losses	99,853	100,940
Allowance for credit losses	17	14
Amortized cost	99,836	100,926
Performing Stage one [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	273,465	239,375
Non-investment grade	809	786
Carrying amount of securities measured at FVOCI subject to impairment	274,274	240,161
Performing Stage one [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	98,550	99,673
Non-investment grade	1,180	1,098
Amount before allowance for credit losses	99,730	100,771
Allowance for credit losses	11	8
Amortized cost	99,719	100,763
Performing Stage two [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Non-investment grade	4	4
Carrying amount of securities measured at FVOCI subject to impairment	4	4
Performing Stage two [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Non-investment grade	123	169
Amount before allowance for credit losses	123	169
Allowance for credit losses	6	6
Amortized cost	117	163
Impaired Stage three [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Impaired	123	134
Carrying amount of securities measured at FVOCI subject to impairment	$ 123	$ 134